Item 1. Report to Shareholders

T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.


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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                      6 Months        Year                             9/29/00
                         Ended       Ended                             Through
                       6/30/04    12/31/03    12/31/02    12/31/01    12/31/00

NET ASSET VALUE

Beginning of
period               $    4.99   $    3.33   $    4.75   $    7.43   $   10.00

Investment activities
  Net investment
  income (loss)          (0.03)*     (0.05)*     (0.05)*     (0.06)*     (0.01)

  Net realized
  and unrealized
  gain (loss)             0.39        1.71       (1.37)      (2.62)      (2.56)

  Total from
  investment
  activities              0.36        1.66       (1.42)      (2.68)      (2.57)

NET ASSET VALUE

End of period        $    5.35   $    4.99   $    3.33   $    4.75   $    7.43
                     -----------------------------------------------------------
Ratios/
Supplemental Data

Total return^           7.21%*       49.85%*   (29.89)%*   (36.07)%*   (25.70)%

Ratio of total
expenses to
average net
assets                  1.50%!*       1.50%*      1.50%*      1.50%*      1.37%!

Ratio of net
investment
income (loss)
to average
net assets            (1.13)%!*     (1.17)%*    (1.15)%*    (1.08)%*    (0.25)%!

Portfolio turnover
rate                   124.6%!       151.4%      211.4%      189.2%      123.6%!

Net assets,
end of period
(in thousands)      $  89,541     $  84,764   $  55,145   $  84,120   $ 131,168

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.50% contractual expense limitation in effect through April 30, 2005.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   95.7%

HARDWARE   10.2%

Enterprise Hardware   10.2%

Dell *                                             216,000                7,737

Lexmark International, Class A *                    15,000                1,448

Total Hardware                                                            9,185

IT SERVICES   8.5%

IT Services   2.2%

Infosys Technologies (INR)                          16,000                1,921

                                                                          1,921

Processors   6.3%

Certegy                                             45,000                1,746

ChoicePoint *                                       39,000                1,781

Digital Insight *                                   60,000                1,244

Jack Henry & Associates                             45,000                  904

                                                                          5,675

Total IT Services                                                         7,596

MEDIA   15.8%

Gaming   7.9%

International Game Technology                      103,000                3,976

Multimedia Games *                                 108,000                2,897

WMS Industries *                                     8,000                  238

                                                                          7,111

Internet   7.9%

eBay *                                              25,000                2,299

InterActiveCorp *                                   55,000                1,658

Monster Worldwide *                                 24,000                  617

The Knot *                                          24,000                   97

Yahoo! *                                            65,000                2,361

                                                                          7,032

Total Media                                                              14,143


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SEMICONDUCTORS   13.2%

Analog Semiconductors   4.4%

AMIS Holdings ADS *                                 90,000                1,523

Intersil Holding, Class A                           75,000                1,625

STMicroelectronics (EUR)                            17,000                  373

STMicroelectronics ADS                              17,000                  374

                                                                          3,895

Digital Semiconductors   7.7%

Integrated Circuit Systems *                        50,000                1,358

Intel                                              130,000                3,588

Powerdsine *                                         3,000                   37

Semiconductor Manufacturing (HKD) *              4,000,000                  872

Sirf Technology Holdings *                          30,000                  392

Xilinx                                              20,000                  666

                                                                          6,913

Semiconductor Capital Equipment   1.1%

ASML Holding ADS *                                  23,000                  393

Novellus Systems *                                  20,000                  629

                                                                          1,022

Total Semiconductors                                                     11,830

SOFTWARE   30.7%

Applications Software   5.0%

Adobe Systems                                       40,000                1,860

Cognos *                                            40,000                1,446

I-Flex Solutions (INR)                              80,600                1,026

Salesforce.com *                                     9,000                  145

                                                                          4,477

Consumer Software   1.6%

Electronic Arts *                                   17,000                  928

Intuit *                                            12,000                  464

                                                                          1,392

Infrastructure Software   17.6%

Citrix Systems *                                    45,000                  916

Microsoft                                          275,000                7,854


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Oracle *                                           125,000                1,491

Red Hat *                                          240,000                5,513

                                                                         15,774

Systems Software   5.4%

Mercury Interactive *                               38,000                1,893

Motive *                                            17,800                  184

Network Associates *                                20,000                  363

VERITAS Software *                                  85,000                2,354

                                                                          4,794

Technical Software   1.1%

Cadence Design Systems *                            70,000                1,024

                                                                          1,024

Total Software                                                           27,461

TELECOM EQUIPMENT   14.1%

Wireless Equipment   6.1%

LM Ericsson, Series B (SEK) *                      900,000                2,655

QUALCOMM                                            38,000                2,773

                                                                          5,428

Wireline Equipment   8.0%

Cisco Systems *                                    170,000                4,029

Corning *                                           75,000                  979

Juniper Networks *                                  45,000                1,106

Tekelec *                                           60,000                1,090

                                                                          7,204

Total Telecom Equipment                                                  12,632

TELECOM SERVICES   3.2%

Wireless-International   3.2%

Vodafone ADR                                       100,000                2,210

Vodafone Group (GBP)                               300,000                  657

Total Telecom Services                                                    2,867

Total Common Stocks (Cost  $73,815)                                      85,714



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PREFERRED STOCKS   3.8%

Samsung Electronics (KRW)                           13,000                3,409

Total Preferred Stocks (Cost  $3,114)                                     3,409

SHORT-TERM INVESTMENTS   0.2%

Money Market Fund   0.2%

T. Rowe Price Government Reserve Investment
Fund, 1.04% #                                      157,686                  158

Total Short-Term Investments (Cost  $158)                                   158

Total Investments in Securities

99.7% of Net Assets (Cost $77,087)                                      $89,281
                                                                        -------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

ADR  American Depository Receipts

ADS  American Depository Shares

EUR  Euro

GBP  British pound

HKD  Hong Kong dollar

INR  Indian rupee

KRW  South Korean won

SEK  Swedish krona

The accompanying notes are an integral part of these financial statements.



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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $77,087)                      $89,281

Other assets                                                              1,723

Total assets                                                             91,004

Liabilities

Total liabilities                                                         1,463

NET ASSETS                                                 $             89,541
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (488)

Undistributed net realized gain (loss)                                  (92,545)

Net unrealized gain (loss)                                               12,194

Paid-in-capital applicable to 16,726,673 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                         170,380

NET ASSETS                                                 $             89,541
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               5.35
                                                           --------------------

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Dividend income (net of foreign taxes of $13)                              $162

Expenses
  Investment management                                                     332

  Shareholder servicing                                                     210

  Custody and accounting                                                     59

  Prospectus and shareholder reports                                         19

  Registration                                                               18

  Legal and audit                                                             7

  Directors                                                                   2

  Miscellaneous                                                               4

  Reductions/repayments pursuant to expense limitations
    Investment management fees (waived) repaid                               (1)

  Total expenses                                                            650

Net investment income (loss)                                               (488)

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                              7,230

  Foreign currency transactions                                             (13)

  Net realized gain (loss)                                                7,217

Change in net unrealized gain (loss) on securities                         (705)

Net realized and unrealized gain (loss)                                   6,512

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              6,024
                                                           --------------------

The accompanying notes are an integral part of these financial statements.



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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   6/30/04             12/31/03

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $          (488)     $          (780)

  Net realized gain (loss)                           7,217               10,133

  Change in net unrealized gain (loss)                (705)              18,203

  Increase (decrease) in net assets
  from operations                                    6,024               27,556

Capital share transactions *
  Shares sold                                       10,059               15,805

  Shares redeemed                                  (11,306)             (13,742)

  Increase (decrease) in net assets from
  capital share transactions                        (1,247)               2,063

Net Assets

Increase (decrease) during period                    4,777               29,619

Beginning of period                                 84,764               55,145

End of period                              $        89,541      $        84,764
                                           ---------------      ---------------

Including undistributed net
investment income (loss)
of $(488) at 6/30/04 and $0
at 12/31/03)

*Share information
  Shares sold                                        1,937                3,786

  Shares redeemed                                   (2,200)              (3,375)

  Increase (decrease) in shares outstanding           (263)                 411

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 29, 2000. The fund seeks to provide long-term capital growth.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as

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when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $12,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

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Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $53,776,000 and $55,959,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $99,760,000 of unused capital loss carryforwards, of which $66,178,000 expire in 2009 and $33,582,000 expire in 2010.

At June 30, 2004, the cost of investments for federal income tax purposes was $77,087,000. Net unrealized gain aggregated $12,194,000 at period-end, of which $13,866,000 related to appreciated investments and $1,672,000 related to depreciated investments.


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NOTE 4 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.45% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $56,000.

The fund is also subject to a contractual expense limitation through April 30, 2005. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.50%. Through April 30, 2007, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived remain subject to repayment by the fund in the following amounts: $370,000 through December 31, 2004, and $131,000 through April 30, 2007.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative



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services in its capacity as the fund's transfer and dividend disbursing agent.
T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $197,000 for the six months ended June 30, 2004, of which $38,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $1,000.


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T. Rowe Price Global Technology Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price Global Technology Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Global Technology Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004